Average Annual Total Returns - Class A C I R R6 T and W Shares - Voya MidCap Opportunities Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A Russell Midcap® Growth Index 1 Yr		Class A Russell Midcap® Growth Index 5 Yrs		Class A Russell Midcap® Growth Index 10 Yrs		Class A Russell Midcap® Growth Index Since Inception	Class A Russell Midcap® Index 1 Yr		Class A Russell Midcap® Index 5 Yrs		Class A Russell Midcap® Index 10 Yrs		Class A Russell Midcap® Index Since Inception	Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C Russell Midcap® Growth Index 1 Yr		Class C Russell Midcap® Growth Index 5 Yrs		Class C Russell Midcap® Growth Index 10 Yrs		Class C Russell Midcap® Growth Index Since Inception	Class C Russell Midcap® Index 1 Yr		Class C Russell Midcap® Index 5 Yrs		Class C Russell Midcap® Index 10 Yrs		Class C Russell Midcap® Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I Russell Midcap® Growth Index 1 Yr		Class I Russell Midcap® Growth Index 5 Yrs		Class I Russell Midcap® Growth Index 10 Yrs		Class I Russell Midcap® Growth Index Since Inception	Class I Russell Midcap® Index 1 Yr		Class I Russell Midcap® Index 5 Yrs		Class I Russell Midcap® Index 10 Yrs		Class I Russell Midcap® Index Since Inception	Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R Russell Midcap® Growth Index 1 Yr		Class R Russell Midcap® Growth Index 5 Yrs		Class R Russell Midcap® Growth Index 10 Yrs	Class R Russell Midcap® Growth Index Since Inception		Class R Russell Midcap® Index 1 Yr		Class R Russell Midcap® Index 5 Yrs		Class R Russell Midcap® Index 10 Yrs	Class R Russell Midcap® Index Since Inception		Class R6 1 Yr	Class R6 5 Yrs	Class R6 10 Yrs	Class R6 Since Inception	Class R6 Inception Date	Class R6 Russell Midcap® Growth Index 1 Yr		Class R6 Russell Midcap® Growth Index 5 Yrs		Class R6 Russell Midcap® Growth Index 10 Yrs		Class R6 Russell Midcap® Growth Index Since Inception	Class R6 Russell Midcap® Index 1 Yr		Class R6 Russell Midcap® Index 5 Yrs		Class R6 Russell Midcap® Index 10 Yrs		Class R6 Russell Midcap® Index Since Inception	Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W Russell Midcap® Growth Index 1 Yr		Class W Russell Midcap® Growth Index 5 Yrs		Class W Russell Midcap® Growth Index 10 Yrs		Class W Russell Midcap® Growth Index Since Inception	Class W Russell Midcap® Index 1 Yr		Class W Russell Midcap® Index 5 Yrs		Class W Russell Midcap® Index 10 Yrs		Class W Russell Midcap® Index Since Inception
Total	32.05%	15.76%	12.76%		Aug. 20, 2098	24.07%	11.36%	9.63%		20.60%	11.00%	9.33%		35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	38.24%	16.27%	12.59%		Aug. 20, 2098	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	40.63%	17.50%	13.83%		Aug. 20, 2098	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	39.82%	16.85%		14.69%	Aug. 05, 2011	35.59%	[1]	18.66%	[1]	[1]	16.73%	[1]	17.10%	[1]	13.40%	[1]	[1]	14.01%	[1]	40.76%	17.63%	13.92%		May 31, 2013	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]	40.48%	17.44%	13.71%		Jun. 01, 2009	35.59%	[1]	18.66%	[1]	15.04%	[1]	[1]	17.10%	[1]	13.40%	[1]	12.41%	[1]	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.